Document and Entity Information	Feb. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-33989
Entity Registrant Name	LHC GROUP, INC.
Entity Central Index Key	0001303313
Entity Tax Identification Number	71-0918189
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 Hugh Wallis Road South
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70508
City Area Code	337
Local Phone Number	233-1307
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LHCG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false